Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows provided by operating activities:
Net income	$ 713,963	$ 788,178	$ 600,296
Adjustments to reconcile net income to net cash provided by operating activities:
Realized investment gains (losses), net	(85,171)	47,558	(80,225)
Purchase of trading fixed-maturity securities	(10,207)	(150)	(4,819)
Sale, maturity, and other redemptions of trading fixed-maturity securities	10,702	0	8,700
Purchase of fair value option and trading equity securities	(742,825)	(1,371,832)	(497,657)
Sale and other redemptions of fair value option and trading equity securities	774,632	1,355,529	503,912
Change in annuity-related options, derivatives, and gross reserves	4,360,198	172,780	109,763
Deferred income tax expense (benefit)	125,443	(202,860)	(307,986)
Charges to policy account balances	(274,975)	(222,131)	(187,637)
Gross interest credited to account balances	2,016,226	1,760,900	1,618,376
Amortization, depreciation, and change in fair value	(21,880)	115,328	60,857
Change in:
Accrued investment income	(1,824)	(51,730)	(124,230)
Receivables	155,792	(164,182)	(251,059)
Reinsurance and investment contract recoverables	(607,568)	(254,419)	(227,639)
Deferred acquisition costs	274,363	259,407	239,259
Future policy benefit reserves	26,260	328,295	1,218,582
Policy and contract claims	75,954	102,818	74,481
Other policyholder funds	(6,613)	(20,960)	(35,142)
Unearned premiums	(11,388)	21,540	(20,157)
Other assets and liabilities	14,587	(19,822)	(278,427)
Other, net	(1,045)	420	(5,924)
Net cash provided by operating activities	6,784,624	2,644,667	2,413,324
Cash flows used in investing activities:
Purchase of available-for-sale fixed-maturity securities	(16,212,518)	(14,962,344)	(15,028,477)
Sale and other redemptions of available-for-sale and held-to-maturity fixed-maturity securities	6,469,905	8,405,110	7,224,211
Matured available-for-sale and held-to-maturity fixed-maturity securities	1,512,015	1,585,456	1,767,133
Funding of mortgage loans on real estate	(2,292,432)	(2,249,020)	(2,281,527)
Repayment/disposal of mortgage loans on real estate	893,634	674,296	673,278
Purchase of derivative securities	(202,269)	(423,397)	(512,523)
Sale of derivative securities	1,206,462	415,794	242,298
Purchase of available-for-sale equity securities	(77,209)	(376,145)	(143,684)
Sale of available-for-sale equity securities	136,911	152,821	58,858
Purchase of interest in equity method investments	(116,542)	(53,952)	(19,777)
Sale of real estate	0	0	5,929
Net change in short-term securities	(196,672)	4,454	43,443
Purchase of home office property and equipment	(1,040)	(1,794)	(7,486)
Goodwill and intangible acquisition	0	(7,801)	0
Other, net	7,238	(7,636)	(2,958)
Net cash used in investing activities	(8,872,517)	(6,926,348)	(7,144,829)
Cash flows provided by financing activities:
Cash (paid to) received from FHLB advance	0	(500,000)	500,000
Policyholders' deposits to account balances	10,426,708	12,299,879	10,035,234
Policyholders' withdrawals from account balances	(7,113,663)	(6,601,844)	(6,485,558)
Policyholders' net transfers between account balances	(119,732)	56,943	101,897
Change in amounts drawn in excess of bank balances	(29,756)	(11,650)	16,045
Dividend paid to parent company	(780,000)	(861,000)	(572,125)
Repayment of mortgage notes payable	(8,288)	(7,845)	(7,423)
Net cash provided by financing activities	2,375,269	4,374,483	3,588,070
Net change in cash and cash equivalents	287,376	92,802	(1,143,435)
Cash and cash equivalents at beginning of year	1,219,984	1,127,182	2,270,617
Cash and cash equivalents at end of year	1,507,360	1,219,984	1,127,182
Note: Supplemental disclosure of cash flow information for noncash transactions - non-cash dividend payment
Supplemental disclosure of cash flow information for non-cash distribution - non-cash dividend payment to affiliate (see note 19 for further discussion)	0	(33,165)	0
Affiliates
Cash flows used in investing activities:
Change in loan to related parties	0	(39,115)	817,110
Non Affiliates
Cash flows used in investing activities:
Change in loan to related parties	$ 0	$ (43,075)	$ 19,343